Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
ASSETS
Cash and due from banks (Note 8)		¥ 3,353,236	¥ 3,689,228
Interest-earning deposits in other banks (Notes 8 and 31)		37,364,698	20,500,676
Call loans and funds sold (Note 10)		660,416	919,132
Receivables under resale agreements (Notes 15 and 31)		7,273,008	7,300,037
Receivables under securities borrowing transactions (Note 15)		4,659,545	4,210,057
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,984,404 and ¥13,371,696 in 2014 and 2015) (including ¥18,251,847 and ¥19,911,092 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 15, 23 and 31)		46,904,903	40,646,275
Investment securities (Notes 3, 8 and 31):
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥3,053,872 and ¥7,297,945 in 2014 and 2015)		47,490,404	51,885,652
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥110,100 and ¥210,106 in 2014 and 2015) (fair value of ¥2,735,127 and ¥4,184,139 in 2014 and 2015)		4,130,451	2,706,982
Other investment securities		587,119	737,617
Total investment securities		52,207,974	55,330,251
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,608,498 and ¥1,418,642 in 2014 and 2015) (Notes 4 and 8)	[1]	118,265,202	110,276,411
Allowance for credit losses (Note 4)		(1,055,479)	(1,094,420)
Net loans		117,209,723	109,181,991
Premises and equipment-net (Note 5)		982,205	1,236,648
Accrued interest		323,496	277,222
Customers' acceptance liability		205,384	126,838
Intangible assets-net (Notes 2 and 6)		1,160,164	1,133,354
Goodwill (Notes 2 and 6)		807,610	728,515
Deferred tax assets (Notes 7 and 14)		90,674	362,267
Other assets (including ¥2,000 and ¥1,007 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 13, 14 and 31)		7,683,290	8,018,586
Total assets		280,886,326	253,661,077
LIABILITIES AND EQUITY
Deposits (Notes 8 and 9): Domestic offices, Non-interest-bearing		17,829,620	16,644,469
Deposits (Notes 8 and 9): Domestic offices, Interest-bearing		107,968,674	104,860,603
Deposits (Notes 8 and 9): Overseas offices, Non-interest-bearing		5,616,266	4,478,271
Deposits (Notes 8 and 9): Overseas offices, Interest-bearing		40,576,707	36,534,443
Total deposits		171,991,267	162,517,786
Call money and funds purchased (Notes 8 and 10)		3,668,986	3,417,455
Payables under repurchase agreements (Notes 8 and 15)		20,728,205	21,268,072
Payables under securities lending transactions (Notes 8 and 15)		8,205,349	5,520,718
Due to trust account (Note 11)		1,610,992	750,210
Other short-term borrowings (including ¥28,875 and ¥156,703 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 12 and 31)		11,545,807	11,106,071
Trading account liabilities (Notes 15, 23 and 31)		17,029,385	11,981,978
Obligations to return securities received as collateral (Notes 15 and 31)		2,651,151	3,971,454
Bank acceptances outstanding		205,384	126,838
Accrued interest		132,330	143,362
Long-term debt (including ¥687,927 and ¥584,630 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 12 and 31)		19,968,735	14,498,678
Other liabilities (Notes 1, 7, 8, 13, 14 and 26)		7,867,394	5,607,011
Total liabilities		¥ 265,604,985	¥ 240,909,633
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders' equity (Note 21):
Capital stock (Notes 16 and 17)-common stock authorized, 33,000,000,000 shares; common stock issued, 14,164,026,420 shares and 14,168,853,820 shares in 2014 and 2015, with no stated value		¥ 2,090,270	¥ 2,089,245
Capital surplus (Note 17)		5,959,626	6,363,413
Retained earnings (Notes 18 and 35):
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		3,424,864	2,157,639
Accumulated other comprehensive income, net of taxes (Note 19)		3,067,255	1,357,682
Treasury stock, at cost-3,389,416 common shares and 151,647,230 common shares in 2014 and 2015		(102,521)	(2,510)
Total Mitsubishi UFJ Financial Group shareholders' equity		14,679,065	12,205,040
Noncontrolling interests (Note 20)		602,276	546,404
Total equity		15,281,341	12,751,444
Total liabilities and equity		280,886,326	253,661,077
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)		1,240	3,167
Interest-earning deposits in other banks (Notes 8 and 31)		51,136	33,158
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥12,984,404 and ¥13,371,696 in 2014 and 2015) (including ¥18,251,847 and ¥19,911,092 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 15, 23 and 31)		3,069,297	2,219,754
Investment securities (Notes 3, 8 and 31):
Total investment securities		1,077,274	867,779
Net loans		7,115,889	7,019,653
All other assets		326,307	236,131
Total assets		11,641,143	10,379,642
LIABILITIES AND EQUITY
Other short-term borrowings (including ¥28,875 and ¥156,703 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 12 and 31)		49,594	44,221
Long-term debt (including ¥687,927 and ¥584,630 measured at fair value under fair value option in 2014 and 2015) (Notes 8, 12 and 31)		793,333	966,838
All other liabilities		402,858	259,404
Total liabilities		¥ 1,245,785	¥ 1,270,463

[1]	The above table includes loans held for sale of ¥46,635 million and ¥88,927 million at March 31, 2014 and 2015, respectively, which are carried at the lower of cost or estimated fair value.